Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of income (loss) before income tax
	For the year ended December 31,
	2011	2012	2013

Non - PRC	$(301)	$(527)	$(65)
PRC	4,968	(19,106)	8,210
Total	$4,667	$(19,633)	$8,145

Schedule of income taxes attributed to the operations in China
	For the year ended December 31,
	2011	2012	2013

Current	$(2,221)	$867	$—
Deferred	(2,845)	17	2,225
Total income tax benefit (expense)	$(5,066)	$884	$2,225

Reconciliation of income taxes at the statutory income tax rate in Antigua and Barbuda to income tax rate based on income before income taxes stated in the consolidated statements of comprehensive income (loss)

	For the year ended December 31,
	2011	2012	2013
Income (loss) before income tax expense and non-controlling interests	4,667	(19,633)	8,145
Income tax expense at PRC statutory rate	(1,167)	4,909	(2,036)
International tax rate differential	(300)	(40)	(16)
Other adjustments	(290)	59	228
Permanent differences	(207)	1051	387
Effect of preferential tax treatment	1,225	(648)	1,573
Change in valuation allowance	(4,327)	(5,314)	2,089
Effect of withholding tax at 5% on the distributable profits of the Company’s PRC subsidiaries	—	867	—
Income tax benefit (expense)	$(5,066)	$884	$2,225

Schedule of deferred tax assets

	December 31,	December 31,
	2012	2013
Accrued expenses	$1,744	$1,982
Inventories	649	729
Tax losses carried forward	$10,315	$10,545
Less: valuation allowance	(12,708)	(10,654)
Deferred tax assets, current portion	—	2,602

Fixed assets	940	576
Less: valuation allowance	(494)	(459)
Deferred tax assets, non-current portion	$446	$117

Schedule of unrecognized tax benefits
	For the year ended December 31,
	2012	2013
Balance at January 1	198	345
Additions based on tax positions related to the current year	147	25
Balance at December 31	$345	$370